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                                                       January 25, 1996



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re: Rule 24f-2 Notice for Massachusetts Investors Growth Stock Fund (File Nos.: 811-859, 2-14677)

Ladies and Gentlemen:

     Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 are the following:

          1. One copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year ended November 30, 1995.

          2.  One copy of an opinion of counsel as required by Rule 24f-2(b)(1).

          3.  No fee is payable under Rule 24f-2 in connection with this filing.

     Please contact me collect at 617-954-5827 should you have any questions concerning this Notice.

                                            Very truly yours,

                                            /S/ MARK D. KAPLAN
                                            --------------------------
                                            Mark D. Kaplan
                                            Regulatory Affairs Manager

Enclosures:
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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

           Read instructions at end of Form before preparing Form.
                            Please print or type.

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1.  Name and address of issuer:  Massachusetts Investors Growth Stock Fund
                                 500 Boylston Street
                                 Boston, MA  02116


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2.  Name of each series or class of funds for which this notice is filed:

    Massachusetts Investors Growth Stock Fund           Class A, B & C

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3.  Investment Company Act File Number:  811-859

    Securities Act File Number:  2-14677

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4.  Last day of fiscal year for which this notice is filed:  November 30, 1995

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                          /  /

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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    Not Applicable

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                        114,609,425

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                          5,529,450

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 9.  Number and aggregate sale price of securities sold during the fiscal year:


     21,718,909 shares were sold for an aggregate sale price of $223,169,625.


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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:


     21,285,762 shares were sold for an aggregate sale price of $218,071,853


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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):


     As permitted by instruction B.7, DRIP shares are included in the securities reported in Item 9.


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12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during      $   218,071,853
          the fiscal year in reliance on rule 24f-2 (from     ---------------
          Item 10):

    (ii)  Aggregate price of shares issued in connection      +(included in (i))
          with dividend reinvestment plans (from Item 11,     ---------------
          if applicable):

   (iii)  Aggregate price of shares redeemed or repurchased   --  218,071,853
          during the fiscal year (if applicable):             ---------------

    (iv)  Aggregate price of shares redeemed or repurchased   +             0
          and previously applied as a reduction to filing     ---------------
          fees pursuant to rule 24e-2 (if applicable):

     (v)  Net aggregate price of securities sold and issued                 0
          during the fiscal year in reliance of rule 24f-2    ---------------
          [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

    (vi)  Multiplier prescribed by Section 6(b) of the        X    1/29 of 1%
          Securities Act of 1933 or other applicable law      ---------------
          or regulation (see Instruction C.6):

   (vii)  Fee due [line (i) or line (v) multiplied by                       0
          line (vi)]:                                         ===============

Instruction:  Issuers should complete line (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.
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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
     Informal and Other Procedures (17 CFR 202.3a).
                                                                           /   /

     Date of mailing or wire transfer of filing fees to the Commissions' lockbox depository:

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /S/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY
                          ------------------------------------------------


                 James R. Bordewick, Jr., Assistant Secretary
-------------------------------------------------------------------------------


Date  January 25, 1996
      ----------------


* Please print the name and title of the signing officer below the signature.

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
Massachusetts Investors Growth Stock Fund                      January 25, 1996
500 Boylston Street
Boston, MA 02116

Re:  Rule 24f-2 Opinion

Gentlemen:

     I am Vice President and Associate General Counsel of Massachusetts Financial Services Company, which serves as investment adviser to Massachusetts Investors Growth Stock Fund (the "Fund"), and the Assistant Secretary of the Fund. I am admitted to practice law in The Commonwealth of Massachusetts. The Fund was created under a written Declaration of Trust dated March 4, 1985, and executed and delivered in Boston, Massachusetts, as amended and restated dated January 19, 1995 (the "Declaration of Trust"). The beneficial interest thereunder is represented by transferable shares without par value. The Trustees have the powers set forth in the Declaration of Trust, subject to the terms, provisions and conditions therein provided.

     I am of the opinion that the legal requirements have been complied with in the creation of the Fund, and that said Declaration of Trust is legal and valid.

     Under Article III, Section 3.4 and Article VI, Section 6.4 of the Declaration of Trust, the Trustees are empowered, in their discretion, from time to time to issue shares of the Fund for such amount and type of consideration, at such time or times and on such terms as the Trustees may deem best. Under
Article VI, Section 6.1, it is provided that the number of shares of beneficial interest authorized to be issued under the Declaration of Trust is unlimited.

     By vote adopted on January 18, 1995, the Trustees of the Fund determined to sell to the public the authorized but unissued shares of beneficial interest of the Fund for cash at a price which will net the Fund (before taxes) not less than the net asset value thereof, as defined in the Fund's By-Laws, determined next after the sale is made or at some later time after such sale.

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Fund has registered an indefinite number of shares of beneficial interest under the Securities Act of 1933.

     The Fund is about to file a notice pursuant to Rule 24f-2 making definite the registration of 21,285,762 shares of beneficial interest of the Fund (the "Shares") sold in reliance upon said Rule 24f-2 during the fiscal year ending November 30, 1995.

     I have examined a certificate of the Treasurer of the Fund to the effect that the Fund received the cash consideration for each of the Shares in accordance with the terms of the January 18, 1995 vote of the Trustees described above.

     I am of the opinion that all necessary Fund action precedent to the issue of all the authorized but unissued shares of beneficial interest of the Fund, including the Shares, has been duly taken, and that all the Shares were legally and validly issued, and are fully paid and non-assessable, except as described below. I express no opinion as to compliance with the Securities Act of 1933, the Investment Company Act of 1940, or applicable state "Blue Sky" or securities laws in connection with the sale of the Shares.

     The Fund is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.
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     I consent to your filing this opinion with the Securities and Exchange
Commission together with the Rule 24f-2 Notice referred to above.

                                            Very truly yours,

                                            /s/ JAMES R. BORDEWICK, JR.
                                            James R. Bordewick, Jr.